Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation and presentation
Basis of preparation and presentation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) of the International Accounting Standards Board (IASB) and the Interpretations of the International Financial Reporting Interpretations Committee (IFRIC). All IFRS issued by the IASB, effective at the time of preparing these consolidated financial statements have been applied.

The consolidated financial statements have been prepared under the historical cost convention as modified by financial assets and financial liabilities (including derivative instruments) at fair value through profit or loss and biological assets and agricultural produce at the point of harvest measured at fair value.

The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 32.

(a) Standards, amendments and interpretations to existing standards effective and adopted by the Group in 2017

The following standard, amendments and interpretations to existing standards have been published and were mandatory for the Group as of January 1, 2017:

Disclosure inititative - amendment to IAS 7, which requires the disclosure of changes in liabilities arising from financing activities, see Note 26.

(b) Standards, amendments and interpretations to existing standards that are not yer effective

Below is a description of the standards, amendments and interpretations issued by the IASB to existing standards that have been issued and are not yet mandatory and which have not been early adopted by the Group:

In May 2014, the IASB issued IFRS 15, "Revenue from contracts with customers", which deals with revenue recognition and establishes principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. Revenue is recognized when a customer obtains control of a good or service and thus has the ability to direct the use and obtain the benefits from the good or service. The standard replaces IAS 18 ‘Revenue’ and IAS 11 ‘Construction contracts’ and related interpretations. The standard is effective for annual periods beginning on or after January 1, 2018 and earlier application is permitted. The Group has assessed the potential impact IFRS 15 will have on the financial position and results of operations of the Group, and it will not be significant. The standard will be applied prospectively.

In July 2014 the IASB published the final version of IFRS 9 Financial Instrument which replaces earlier versions of IFRS 9 and completes the IASB’s project to replace IAS 39 Financial Instruments: Recognition and Measurement. It includes requirements on the classification and measurement of financial assets and liabilities, as well as an expected credit losses model that replaces the current incurred loss impairment model. The standard is effective for accounting periods beginning on or after January 1, 2018. Early adoption is permitted. The Group has assessed the potential impact IFRS 9 will have on the financial position and results of operations of the Group, and it will not be significant.

In January 2016, the IASB finished its long-standing project on lease accounting and published IFRS 16, ‘Leases’, which replaces the current guidance in IAS 17. This will require far-reaching changes in accounting by lessees in particular. The standard applies to annual periods beginning on or after 1 January 2019, with earlier application permitted if IFRS 15, ‘Revenue from Contracts with Customers’, is also applied. The Group has not yet assessed the potential impact IFRS 16 may have on the financial position and results of operations of the Group.

There are no other IFRSs or IFRIC interpretations that are not yet effective that would be expected to have a material impact on the Group.

Scope of consolidation
Scope of consolidation

The consolidated financial statements include the results of the Company and all of its subsidiaries from the date that control commences to the date that control ceases. They also include the Group’s share of the net income of its jointly-controlled entities on an equity-accounted basis from the point at which joint control commences, to the date that it ceases.

(a) Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date that control commences and deconsolidated from the date that control ceases.

The Group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill.

Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

(b) Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – that is, as transactions with the owners in their capacity as owners. The difference between the fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

(c) Disposal of subsidiaries

When the Group ceases to have control any retained interest in the entity is re-measured to its fair value at the date when control is lost, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amount previously recognized in other comprehensive income in respect of that entity is accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

(d) Joint arrangements

Under IFRS 11, investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations each investor has rather than the legal structure of the joint arrangement.

The Group has assessed the nature of its joint arrangements and determined them to be joint ventures and value them under the equity method.

Under the equity method of accounting, interests in joint ventures are initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition of profits or losses and movements in other comprehensive income, respectively. When the share of losses of an investee equals or exceeds the carrying amount of an investment the Group discontinue applying the equity method, the investment is reduced to zero and does not record additional losses. If the investee subsequently reports net income, the Group would resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

Unrealized gains on transactions between the Group and its joint ventures are eliminated to the extent of the Group’s interest in the joint ventures. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of the joint ventures have been changed where necessary to ensure consistency with the policies adopted by the Group.

Segment reporting
Segment reporting

According to IFRS 8, operating segments are identified based on the ‘management approach’. This approach stipulates external segment reporting based on the Group’s internal organizational and management structure and on internal financial reporting to the chief operating decision maker (the Management Committee in the case of the Company)

Foreign currency translation
Foreign currency translation

(a) Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in US dollars, which is the Group’s presentation currency.

(b) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income, in the line Item “Finance income” or “Finance cost”, as appropriate.

(c) Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;

•
income and expenses for each statement of income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

•	all resulting exchange differences are recognized as a separate component of equity.

When a foreign operation is partially disposed of or sold, exchange differences that were recorded in equity are recognized in the statement of income as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate.

Property, plant and equipment
Property, plant and equipment

Property, plant and equipment is recorded at cost, less accumulated depreciation and impairment losses, if any. Historical cost comprises the purchase price and any costs directly attributable to the acquisition. Under the definition of Property plant and equipment is included the bearer plants, such as sugarcane and coffe trees.

Where individual components of an item of property, plant and equipment have different useful lives, they are accounted for as separate items, which are depreciated separately.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to the statement of income when they are incurred.

The depreciation methods and periods used by the group are disclosed in Note 12.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within “Other operating income, net” in the statement of income.

Investment property
Investment property

Investment property consists of farmland for rental or for capital appreciation and not used in production or for sale in the ordinary course of business, and it is measured at cost less accumulated depreciation and any impairment losses if any.

Leases
Leases

The Group classifies its leases at the inception as finance or operating leases. Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases and charged to the statements of income in a straight-line basis over the period of the lease. Finance leases are capitalized at the lease’s inception at the lower of the fair value of the leased property and the present value of the minimum lease payments. The corresponding rental obligations, net of finance charges, are included as “Borrowings”

Goodwill
Goodwill

Goodwill represents future economic benefits arising from assets that are not capable of being individually identified and separately recognized by the Group on an acquisition. Goodwill on acquisition is initially measured at cost. being the excess of the consideration over the fair value of the Group’s share of net assets of the acquired subsidiary undertaking at the acquisition date. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses. It is allocated to those cash generating units expected to benefit from the acquisition for the purpose of impairment testing. Goodwill arising on the acquisition of subsidiaries is included within “Intangible assets” on the statement of financial position. Goodwill arising on the acquisition of foreign entities is treated as an asset of the foreign entity denominated in the local currency and translated at the closing rate.

Goodwill is not amortized but tested for impairment on an annual basis, or more frequently if there is an indication of impairment. Gains and losses on the disposal of a Group entity include any goodwill relating to the entity sold (see Note 33.10).

Other intangible assets
Other intangible assets

Other intangible assets that are acquired by the Group, which have finite useful lives, are measured at cost less accumulated amortization and impairment losses, if any. These intangible assets comprise trademarks and computer software and are amortized in the statement of income on a straight-line basis over their estimated useful lives estimated to be 10 to 20 years and 3 to 5 years, respectively.

Impairment of assets
Impairment of assets

Goodwill

For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, known as cash-generating units. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset may in the unit. Impairment losses recognized for goodwill cannot be reversed in a subsequent period. Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted (see Note 32 (a) for details).

Property, plant and equipment and finite lived intangible assets

At each statement of financial position date, the Group reviews the carrying amounts of its property, plant and equipment and other intangible assets which have finite lives to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Where the asset does not generate cash flows that are independent from other assets, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, that carrying amount is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of income.

Where an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, not to exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognized immediately in the statement of income.

Biological assets
Biological assets

Biological assets comprise growing crops (mainly corn, wheat, soybeans, sunflower and rice), sugarcane, coffee and livestock (growing herd and cattle for dairy production).

The Group distinguishes between consumable and bearer biological assets, and between mature and immature biological assets. “Consumable” biological assets are those assets that may be harvested as agriculture produce or sold as biological assets, for example livestock intended for dairy production. “Bearer” biological assets are those assets capable of producing more than one harvest, for example sugarcane or livestock from which raw milk is produced. “Mature” biological assets are those that have attained harvestable specifications (for consumable biological assets) or are able to sustain regular harvests (for bearer biological assets). “Immature” biological assets are those assets other than mature biological assets.

Costs are capitalized as biological assets if, and only if, (a) it is probable that future economic benefits will flow to the entity, and (b) the cost can be measured reliably. The Group capitalizes costs such as: planting, harvesting, weeding, seedlings, irrigation, agrochemicals, fertilizers and a systematic allocation of fixed and variable production overheads that are directly attributable to the management of biological assets, among others. Costs that are expensed as incurred include administration and other general overhead and unallocated production overhead, among others.

Biological assets, both at initial recognition and at each subsequent reporting date, are measured at fair value less costs to sell, except where fair value cannot be reliably measured. Cost approximates fair value when little biological transformation has taken place since the costs were originally incurred or the impact of biological transformation on price is not expected to be material.

Gains and losses that arise on measuring biological assets at fair value less costs to sell and measuring agricultural produce at the point of harvest at fair value less costs to sell are recognized in the statement of income in the period in which they arise in the line item “Initial recognition and changes in fair value of biological assets and agricultural produce”.

Where there is an active market for a biological asset or agricultural produce, quoted market prices in the most relevant market are used as a basis to determine the fair value. Otherwise, when there is no active market or market-determined prices are not available, fair value of biological assets is determined through the use of valuation techniques.

Therefore, the fair value of biological assets is generally derived from the expected discounted cash flows of the related agricultural produce. The fair value of the agricultural produce at the point of harvest is generally derived from market determined prices. A general description of the determination of fair values based on the Company’s business segments follow:

•	Growing crops:

Growing crops, for which biological growth is not significant, are measured at cost, which approximates fair value. Expenditure on growing crops includes land preparation expenses and other direct expenses incurred during the sowing period including labor, seedlings, agrochemicals and fertilizers among others.

Otherwise, biological assets are measured at fair value less estimated point-of-sale costs at initial recognition and at any subsequent period. Point-of-sale costs include all costs that would be necessary to sell the assets

The fair value of growing crops excluding sugarcane and coffee is measured based on a formula, which takes into consideration the estimated crop yields, estimated market prices and costs, and discount rates. Yields are determined based on several factors including location of farmland, environmental conditions and other restrictions and growth at the time of measurement. Yields are multiplied by sown hectares to determine the estimated tons of crops to be obtained. The tons are then multiplied by a net cash flow determined at the future crop prices less the direct costs to be incurred. This amount is discounted at a discount rate, which reflects current market assessments of the assets involved and the time value of money.

•	Growing herd and cattle:

Livestock are measured at fair value less estimated point-of-sale costs, with any changes therein recognized in the statement of income, on initial recognition as well as subsequently at each reporting period. The fair value of livestock is determined based on the actual selling prices less estimated point-of-sale costs in the markets where the Group operates.

•	Coffee:

The agricultural produce growing on the coffee trees, are biological assets, and are valued at fair value less cost to sell. Projected costs include maintenance, pruning, land leasing, harvesting and coffee treatment. These estimates are discounted at an appropriate discount rate.

•	Sugarcane:

Sugarcane planting costs form part of Property plant and equipment. The agricultural produce growing on sugarcane is classified as biological assets and are measured at fair value less cost to sell. The fair value of agricultural produce growing on sugarcane depends on the variety, location and maturity of the plantation.

Agricultural produce growing in the Sugarcane, for which biological growth is not significant, is valued at cost, which approximates fair value. Expenditure on the agricultural produce growing in the sugarcane consists mainly of labor, agrochemicals and fertilizers among others. When it has attained significant biological growth, it is measured at fair value through a discounted cash flow model. Revenues are based on estimated yearly production volume (which will be destined to sugar, ethanol, energy and raw cane production) and the price is calculated as the average of daily prices for sugar future contracts (Sugar #11 ICE-NY contracts) for a six months period. Projected costs include maintenance and land leasing among others. These estimates are discounted at an appropriate discount rate.

Inventories
Inventories

Inventories comprise of raw materials, finished goods (including harvested agricultural produce and manufactured goods) and others.

Harvested agricultural produce (except for rice and milk) are measured at net realizable value until the point of sale because there is an active market in the produce, there is a negligible risk that the produce will not be sold and there is a well-established practice in the industry carrying the inventories at net realizable value. Changes in net realizable value are recognized in the statement of income in the period in which they arise under the line item “Changes in net realizable value of agricultural produce after harvest”.

All other inventories (including rice and milk) are measured at the lower of cost and net realizable value. Cost is determined using the weighted average method.

Financial assets
Financial assets

Financial assets are classified in the following categories: at fair value through profit or loss and loans and receivables. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition (see Note 17).

(a) Recognition and measurement

Regular purchases and sales of financial assets are recognized on the trade-date – the date on which the Group commits to purchase or sell the asset. Financial assets not carried at fair value through profit or loss are initially recognized at fair value plus transaction costs. Financial assets carried at fair value through profit or loss are initially recognized at fair value and transaction costs are expensed in the statement of income. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership. Financial assets at fair value through profit or loss are subsequently carried at fair value. Loans and receivables are subsequently carried at amortized cost using the effective interest method.

Gains or losses arising from changes in the fair value of the “financial assets at fair value through profit or loss” category are presented in the statement of income within “Other operating income, net” in the period in which they arise.

If the market for a financial asset is not active (and for unlisted securities), the Group establishes fair value by using valuation techniques. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models, making maximum use of market inputs and relying as little as possible on entity-specific inputs.

The Group assesses at each statement of financial position date whether there is objective evidence that a financial asset or a group of financial assets is impaired. Impairment testing of trade receivables is described in Note 33.15.

(b) Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously. This right must not be contingent on future events and must be enforceable in any case.

Derivative financial instruments and hedging activities
Derivative financial instruments and hedging activities

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. Commodity future contract fair values are computed with reference to quoted market prices on future exchanges markets. The fair values of commodity options are calculated using year-end market rates together with common option pricing models. The fair value of interest rate swaps has been calculated using a discounted cash flow analysis.

The Group manages exposures to financial and commodity risks using hedging instruments that provide the appropriate economic outcome. The principal hedging instruments used may include commodity future contracts, put and call options, foreign exchange forward contracts and interest rate swaps. The Group does not use derivative financial instruments for speculative purposes.

The Group’s policy is to apply hedge accounting to hedging relationships where it is both permissible under IAS 39, practical to do so and its application reduces volatility, but transactions that may be effective hedges in economic terms may not always qualify for hedge accounting under IAS 39. Any derivatives that the Group holds to hedge these exposures are classified as “held for trading” and are shown in a separate line on the face of the statement of financial position. The method of recognizing gains or losses on derivatives depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. Gains and losses on commodity derivatives are classified within “Other operating income, net”. Gains and losses on interest rate and foreign exchange rate derivatives are classified within ‘Financial results, net’. The Group designates certain derivatives as hedges of the foreign currency risk associated with highly probable forecast transactions (cash flow hedge).

The Group documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the instruments that are used in hedging transactions are highly effective in offsetting changes in fair value or cash flows of hedged items.

Cash flow hedge

The effective portion of the gain or loss on the instruments that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the statement of income within "Finance income” or “Finance cost”, as appropriate.

Amounts accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss. The gain or loss relating to the effective portion is recognized in the statement of income within "Finance income” or “Finance cost”, as appropriate.

When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in the statement of income. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the statement of income.

Trade and other receivables and trade and other payables
Trade and other receivables and trade and other payables

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method. In the case of receivables, less allowance for trade receivables.

An allowance for trade receivables is established when there is objective evidence that the Group will not be able to collect all amounts due according to the original terms of the receivables. Such evidence includes significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization, and default or delinquency in payments. Subsequent recoveries of amounts previously written off are credited against selling expenses in the statement of income.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less. In the statements of cash flows, interest paid is presented within financing cash flows and interest received is presented within investing activities.

Borrowings
Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost using the effective interest method. Borrowing costs are capitalized during the period of time that is required to complete and prepare the asset for its intended use.

Provisions
Provisions

Provisions are recognized when (i) the Group has a present legal or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate of the amount of the obligation can be made. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation.
Onerous contracts

The Group enters into contracts, which require the Group to sell commodities in accordance with the Group's expected sales. These contracts do not qualify as derivatives. These contracts are not recognized until at least one of the parties has performed under the agreement. However, when the contracts are onerous, the Group recognizes the present obligation under the contracts as a provision included within “Provision and other liabilities” in the statement of financial position. Losses under these onerous contracts are recognized within “Other operating income, net” in the statement of income.

Current and deferred income tax
Current and deferred income tax

The Group’s tax benefit or expense for each year comprises the charge for current tax payable and deferred taxation attributable to the Group’s operating subsidiaries. Tax is recognized in the statement of income, except to the extent that it relates to items recognized directly in equity. In this case, the tax is also recognized in equity.

The current income tax charge is calculated on the basis of the tax laws enacted at the date of the statement of financial position in the countries where the Group’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) effective in the countries where the Group’s subsidiaries operate and generate taxable income.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

The Group is able to control the timing of dividends from its subsidiaries and hence does not expect to remit overseas earnings in the foreseeable future in a way that would result in a charge to taxable profit. Hence deferred tax is recognized in respect of the retained earnings of overseas subsidiaries only to the extent that, at the date of the statement of financial position, dividends have been accrued as receivable or a binding agreement to distribute past earnings in future has been entered into by the subsidiary.

Revenue recognition
Revenue Recognition

The Group’s primary activities comprise agricultural and agro-industrial activities.

The Group’s agricultural activities comprise growing and selling agricultural produce. In accordance with IAS 41 “Agriculture”, cattle are measured at fair value with changes therein recognized in the statement of income as they arise. Agricultural produce is measured at net realizable value with changes therein recognized in the statement of income as they arise. Therefore, sales of agricultural produce and cattle generally do not generate any separate gains or losses in the statement of income. See Notes 33.11 and 33.12 for additional details.

The Group’s agro-industrial activities comprise the selling of manufactured products (i.e. industrialized rice, milk-related products, ethanol, sugar, energy, among others). These sales are measured at the fair value of the consideration received or receivable, net of returns and allowances, trade and other discounts, and sales taxes, as applicable. Revenue is recognized when the significant risks and rewards of ownership have been transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, and there is no continuing management involvement with the goods. Transfers of risks and rewards vary depending on the individual terms of the contract of sale.

The Group also provides certain agricultural-related services such as grain warehousing/conditioning and other services, e.g. handling and drying services. Revenue from services is recognized as services are provided.

The Group leases owned farmland property to third parties under operating lease agreements. Rental income is recognized on a straight-line basis over the period of the lease.

The Group is a party to a 10-year power agreement for the sale of electricity which expires in 2018. The delivery period starts in May and ends in November of each year. The Group is also a party to two 15-year power agreements which delivery period starts in March and ends in December of each year, these two agreements will expire in 2024 and 2025, respectively. Prices under all the agreements are adjusted annually for inflation. Revenue related to the sale of electricity under these two agreements is recorded based upon output delivered.

Farmlands sales
Farmlands sales

The Group’s strategy is to profit from land appreciation value generated through the transformation of its productive capabilities. Therefore, the Group may seek to realize value from the sale of farmland assets and businesses.

Farmland sales are not recognized until (i) the sale is completed, (ii) the Group has determined that it is probable the buyer will pay, (iii) the amount of revenue can be measured reliably, and (iv) the Group has transferred to the buyer the risk of ownership, and does not have a continuing involvement. Gains from “farmland sales” are included in the statement of income under the line item “Other operating income, net”.

Assets held for sale and discontinued operations
Assets held for sale and discontinued operations

When the Group intends to dispose of, or classify as held for sale, a business component that represents a separate major line of business or geographical area of operations, or a subsidiary acquired exclusively with a view to resale, it classifies such operations as discontinued. The post tax profit or loss of the discontinued operations is shown as a single amount on the face of the statement of income, separate from the other results of the Group. Assets and liabilities classified as held for sale are measured at the lower of carrying value and fair value less costs to sell.

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a disposal rather than through continuing use. This condition is regarded as met only when management is committed to the sale (disposal), the sale (disposal) is highly probable and expected to be completed within one year from classification and the asset is available for immediate sale (disposal) in its present condition. The statements of income for the comparative periods are represented to show the discontinued operations separate from the continuing operations.

Earnings per share
Earnings per share

Basic earnings per share is calculated by dividing the net income for the year attributable to equity holders of the parent by the weighted average number of ordinary shares outstanding during the year. Diluted net earnings per share is computed by dividing the net income for the period by the weighted average number of ordinary shares outstanding, and when dilutive, adjusted for the effect of all potentially dilutive shares, including share options, on an as-if converted basis.

Equity-settled share-based payments
Equity-settled share-based payments

The Group issues equity settled share-based payments to certain directors, senior management and employees. Options under the awards were measured at fair value at the date of grant. An expense is recognized to spread the fair value of each award over the vesting period on a straight-line basis, after allowing for an estimate of the awards that will eventually vest. The estimate of the level of vesting is reviewed at least annually, with any impact on the cumulative charge being recognized immediately.

Research and development
Research and development

Research phase expenditure is expensed as incurred. Development expenditure is capitalized as an internally generated intangible asset only if it meets strict criteria, relating in particular to technical feasibility and generation of future economic benefits. Research expenses have been immaterial to date. The Group has not capitalized any development expenses to date.